Employee Benefit Plans (Amounts Recognized In Consolidated Balance Sheets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Amounts recognized in consolidated balance sheet:
Long-term pension and benefit cost	$ (68,134)	$ (67,080)
Pension Benefits [Member]
Amounts recognized in consolidated balance sheet:
Current accrued benefit cost	0	0
Long-term pension and benefit cost	(55,597)	(43,862)
Total pension and benefit costs recognized in consolidated balance sheet	(55,597)	(43,862)
Accumulated other comprehensive loss:
Net actuarial loss	51,899	42,451
Prior service cost (credit)	340	647
Total pension and benefit costs included in accumulated other comprehensive loss	52,239	43,098
Net amount recognized in consolidated balance sheet	(3,358)	(764)
Other Postretirement Benefits [Member]
Amounts recognized in consolidated balance sheet:
Current accrued benefit cost	(658)	(568)
Long-term pension and benefit cost	(12,537)	(23,218)
Total pension and benefit costs recognized in consolidated balance sheet	(13,195)	(23,786)
Accumulated other comprehensive loss:
Net actuarial loss	11,418	7,688
Prior service cost (credit)	(14,473)	(424)
Total pension and benefit costs included in accumulated other comprehensive loss	(3,055)	7,264
Net amount recognized in consolidated balance sheet	$ (16,250)	$ (16,522)